Accrued Expenses	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses	4. Accrued Expenses Accrued expenses consisted of the following as of December 31 (in thousands):

	2017	2016
Employee benefits	$67	$74
Selling and marketing	303	380
Other accruals	256	381

	$626	$835